Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Profit for the year	R$ 208,615	R$ 169,154	R$ 155,632
Foreign exchange variation of investees
Total comprehensive income for the year	209,635	171,526	155,975
Attributable to:
Shareholders of the parent company	209,635	172,571	151,716
Non-controlling interests	0	(1,045)	4,259
Total comprehensive income for the year	209,635	171,526	155,975
Vinci Financial Ventures (VF2) GP [Member]
Foreign exchange variation of investees
Other comprehensive income, net of tax, exchange differences on translation	0	0	16
Vinci Capital Partners GP Limited [Member]
Foreign exchange variation of investees
Other comprehensive income, net of tax, exchange differences on translation	14	69	326
Vinci USA LLC [Member]
Foreign exchange variation of investees
Other comprehensive income, net of tax, exchange differences on translation	988	2,284	(1)
Vinci Capital Partners F III GP Limited [Member]
Foreign exchange variation of investees
Other comprehensive income, net of tax, exchange differences on translation	5	19	2
GGN GP LLC [Member]
Foreign exchange variation of investees
Other comprehensive income, net of tax, exchange differences on translation	R$ 13	R$ 0	R$ 0